FINANCIAL INSTRUMENTS - Carrying amount of financial assets and liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carrying amount of financial assets
Total carrying amount of financial assets	£ 21,964	£ 72,826
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	71,234	72,397
Trade and other payables | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	8,310	10,259
Short term loans | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	9,624	23,391
Long term loans | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	21,492	3,391
Issued debt - bonds | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	31,356	26,908
Lease liabilities | Measured at amortised cost
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	452	377
Fair value of contingent consideration | Measured at fair value
Carrying amount of financial liabilities
Total carrying amount of financial liabilities	0	8,071
Mining equipment prepayments | Measured at amortised cost
Carrying amount of financial assets
Total carrying amount of financial assets	4,958	47,426
Trade and other receivables | Measured at amortised cost
Carrying amount of financial assets
Total carrying amount of financial assets	0	13,194
Cash and cash equivalents | Measured at amortised cost
Carrying amount of financial assets
Total carrying amount of financial assets	16,662	11,803
Measured at fair value through profit or loss | Measured at fair value through profit or loss
Carrying amount of financial assets
Total carrying amount of financial assets	£ 344	£ 403